Segment reporting	12 Months Ended
Sep. 30, 2023
Segment reporting
Segment reporting

FINANCIAL PERFORMANCE

Note 2. Segment reporting

Accounting policy

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflect the management of the business, rather than the legal structure of the Group.

The Group and segments’ statutory profit after tax is reported internally to Westpac’s key decision makers. The statutory amount of the net operating income and operating expenses segment line items are separated to show balances excluding Notable Items and the total Notable Items for each of the categories.

Notable Items are items that management believes are not reflective of the Group’s ongoing business performance and are grouped into the following broad categories:

●
Unrealised fair value gains and losses on economic hedges that do not qualify for hedge accounting
●
Net ineffectiveness on qualifying hedges
●
Large items that are not reflective of the Group’s ordinary operations. In individual reporting periods, large items may include

-Provisions for remediation, litigation, fines and penalties

-The impact of asset sales and revaluations

-The write-down of assets (including goodwill and capitalised software)

-Restructuring costs

Segment restatements

In prior years, the information provided internally to Westpac’s key decision makers presented an adjusted measure of profit that was referred to as “cash earnings” in assessing the financial performance of the Group.

Cash earnings adjustments to statutory profit after tax in prior periods included:

●	Fair value (gain)/loss on economic hedges (which do not qualify for hedge accounting under AAS) which may create a material timing difference on reported results but do not affect the Group’s earnings over the life of the hedge.
●	The net ineffectiveness on qualifying hedges arises from the fair value movement in these hedges which reverses over time and therefore does not affect the Group’s profits over time.

Cash earnings adjustments which reclassified amounts between individual line items but did not impact on net cash earnings have also ceased. In prior years, these included:

●	Operating leases: Under AAS rental income on operating leases is presented gross of the depreciation of the assets subject to the lease. In prior periods, these amounts were offset in deriving non-interest income and operating expenses on a cash earnings basis; and
●	Policyholder tax recoveries: Income and tax amounts that are grossed up to comply with the AAS covering Life Insurance Business (policyholder tax recoveries) were reversed in deriving income and taxation expense on a cash earnings basis. As the sale of the Group’s life insurance business was finalised in 2022, this adjustment is no longer relevant to the Group.

The Group ceased reporting this adjusted measure of profit in the current year and instead reports on the basis described in the accounting policy section above.

The Group has updated our reporting and restated comparatives for this change.

Reportable operating segments

We are one of Australia’s leading providers of banking and selected financial services, operating under multiple brands, and predominantly in Australia and New Zealand, with a small presence in Europe, North America, Asia and the Pacific islands of Fiji and Papua New Guinea. We operate through a significant online capability supported by an extensive branch and ATM network, call centres and specialist relationship and product managers. Our operations comprise the following key segments:

●	Consumer provides a full range of banking products and services to customers in Australia through three lines of business consisting of mortgages, consumer finance and deposits.
●	Business serves the banking needs of Australian small to medium businesses including commercial and agribusiness customers, generally up to $200 million in exposure.
●	Westpac Institutional Bank (WIB) delivers a broad range of financial products and services to corporate, institutional and government customers.

Note 2. Segment reporting (continued)

●	Westpac New Zealand provides banking and wealth products and services for consumer, business and institutional customers in New Zealand.
●	Specialist Businesses was established in May 2020 by combining the operations that Westpac identified to be exited as part of its portfolio simplification agenda. Since its formation, ten business divestments, including three in 2023, have been completed. The merger of BT’s personal and corporate superannuation funds with Mercer Super Trust through a SFT and the sale of its Advance Asset Management Limited business to Mercer Australia were completed earlier in the year. The remaining operations include Platforms, Westpac Pacific, margin lending and the retail auto finance business which is in run-off. These businesses will be retained and transferred to a new Business & Wealth segment as noted below.
●	Group Businesses includes support functions such as Treasury, Customer Services and Technology, Corporate Services and Enterprise Services. It also includes Group-wide elimination entries arising on consolidation, centrally raised provisions and other unallocated revenue and expenses.

In August 2023, the Group announced a restructure of its operating segments, to separate our Consumer and Business Banking and transfer Specialist Businesses into the Business segment. This change has not been reflected in this Annual Report as the performance information provided internally to Westpac’s key decision makers in 2023 has not changed. This change in structure will be reported in 2024.

The following tables present the segment results for the Group.

			Consumer
			and	Westpac	Westpac				Notable
			Business	Institutional	New	Specialist	Group		Items	Income
$m	Consumer	Business	Banking	Bank	Zealand (A$)	Businesses	Businesses	Total	(pre-tax)	statement
2023
Net interest income	8,966	4,238	13,204	1,525	2,317	429	939	18,414	(97)	18,317
Net fee income	509	311	820	596	177	44	8	1,645	-	1,645
Net wealth management and insurance income	41	-	41	-	33	498	-	572	(10)	562
Trading income	-	-	-	692	33	48	(23)	750	(33)	717
Other income	18	4	22	78	(3)	60	4	161	243	404
Notable Items	-	(78)	(78)	-	-	233	(52)	103	(103)	-
Net operating income	9,534	4,475	14,009	2,891	2,557	1,312	876	21,645	-	21,645
Operating expenses[1]	(4,763)	(1,867)	(6,630)	(1,308)	(1,186)	(547)	(561)	(10,232)	(460)	(10,692)
Notable Items	(202)	(19)	(221)	(15)	(9)	(60)	(155)	(460)	460	-
Total operating expenses	(4,965)	(1,886)	(6,851)	(1,323)	(1,195)	(607)	(716)	(10,692)	-	(10,692)
Pre-provision profit	4,569	2,589	7,158	1,568	1,362	705	160	10,953	-	10,953
Impairment (charges)/benefits	(200)	(263)	(463)	(87)	(124)	27	(1)	(648)	-	(648)
Profit before income tax (expense)/ benefit	4,369	2,326	6,695	1,481	1,238	732	159	10,305	-	10,305
Income tax (expense)/benefit[2]	(1,317)	(698)	(2,015)	(420)	(351)	(122)	(196)	(3,104)	-	(3,104)
Net profit attributable to NCI	-	-	-	-	-	(5)	(1)	(6)	-	(6)
Net profit attributable to owners of WBC	3,052	1,628	4,680	1,061	887	605	(38)	7,195	-	7,195
Notable Items (post-tax)[2]	(148)	(68)	(216)	(10)	(7)	207	(147)	(173)
Balance sheet
Loans	492,708	88,857	581,565	92,568	92,488	6,698	(65)	773,254
Deposits and other borrowings	308,380	130,590	438,970	115,126	76,544	10,834	46,694	688,168

1.	Impairment of assets (including goodwill and other intangible assets) was insignificant for all segments except for the following:

- Specialist Businesses: 2023: nil (2022: $167 million, 2021: $141 million);

- Group Businesses: 2023: $35 million (2022: $166 million, 2021: $6 million); and

- Westpac Institutional Bank: 2023: nil (2022: nil, 2021: $1,192 million).

2.	The tax impact of Notable Items reduced income tax (expense)/benefit by $184 million in 2023 (2022: $46 million, 2021: $57 million).

Note 2. Segment reporting (continued)

			Consumer
			and	Westpac	Westpac				Notable
			Business	Institutional	New	Specialist	Group		Items	Income
$m	Consumer	Business	Banking	Bank	Zealand (A$)	Businesses	Businesses	Total	(pre-tax)	statement
2022
Net interest income	8,985	3,027	12,012	1,110	2,107	474	903	16,606	555	17,161
Net fee income	513	327	840	605	185	46	(4)	1,672	(1)	1,671
Net wealth management and insurance income	51	-	51	-	54	754	-	859	(51)	808
Trading income	-	-	-	516	43	41	20	620	44	664
Other income	48	5	53	25	(3)	19	54	148	(846)	(698)
Notable Items	-	-	-	-	120	(1,011)	592	(299)	299	-
Net operating income	9,597	3,359	12,956	2,256	2,506	323	1,565	19,606	-	19,606
Operating expenses[1]	(4,623)	(1,899)	(6,522)	(1,188)	(1,072)	(683)	(716)	(10,181)	(621)	(10,802)
Notable Items	(66)	-	(66)	-	-	(365)	(190)	(621)	621	-
Total operating expenses	(4,689)	(1,899)	(6,588)	(1,188)	(1,072)	(1,048)	(906)	(10,802)	-	(10,802)
Pre-provision profit	4,908	1,460	6,368	1,068	1,434	(725)	659	8,804	-	8,804
Impairment (charges)/benefits	(201)	(143)	(344)	(85)	25	67	2	(335)	-	(335)
Profit before income tax expense	4,707	1,317	6,024	983	1,459	(658)	661	8,469	-	8,469
Income tax (expense)/benefit[2]	(1,416)	(399)	(1,815)	(296)	(382)	(61)	(216)	(2,770)	-	(2,770)
Net profit attributable to NCI	-	-	-	-	-	(4)	(1)	(5)	-	(5)
Net profit attributable to owners of WBC	3,291	918	4,209	687	1,077	(723)	444	5,694	-	5,694
Notable Items (post-tax)[2]	(47)	-	(47)	-	119	(1,226)	280	(874)
Balance sheet
Loans	474,604	84,897	559,501	85,182	85,285	9,866	(187)	739,647
Deposits and other borrowings	280,574	133,335	413,909	116,552	71,202	9,457	48,009	659,129

1.	Impairment of assets (including goodwill and other intangible assets) was insignificant for all segments except for the following:

- Specialist Businesses: 2023: nil (2022: $167 million, 2021: $141 million);

- Group Businesses: 2023: $35 million (2022: $166 million, 2021: $6 million); and

- Westpac Institutional Bank: 2023: nil (2022: nil, 2021: $1,192 million).

2.	The tax impact of Notable Items reduced income tax (expense)/benefit of $184 million in 2023 (2022: $46 million, 2021: $57 million).

Note 2. Segment reporting (continued)

			Consumer
			and	Westpac	Westpac				Notable
			Business	Institutional	New	Specialist	Group		Items	Income
$m	Consumer	Business	Banking	Bank	Zealand (A$)	Businesses	Businesses	Total	(pre-tax)	statement
2021
Net interest income	9,483	2,810	12,293	925	2,022	512	835	16,587	271	16,858
Net fee income	452	344	796	614	152	57	-	1,619	(137)	1,482
Net wealth management and insurance income	52	-	52	-	113	1,149	3	1,317	(106)	1,211
Trading income	-	-	-	608	58	33	16	715	4	719
Other income	17	8	25	107	11	25	21	189	763	952
Notable Items	-	178	178	-	(49)	181	485	795	(795)	-
Net operating income	10,004	3,340	13,344	2,254	2,307	1,957	1,360	21,222	-	21,222
Operating expenses[1]	(4,757)	(2,168)	(6,925)	(1,418)	(1,039)	(846)	(736)	(10,964)	(2,347)	(13,311)
Notable Items	(141)	(54)	(195)	(1,193)	(23)	(640)	(296)	(2,347)	2,347	-
Total operating expenses	(4,898)	(2,222)	(7,120)	(2,611)	(1,062)	(1,486)	(1,032)	(13,311)	-	(13,311)
Pre-provision profit	5,106	1,118	6,224	(357)	1,245	471	328	7,911	-	7,911
Impairment (charges)/benefits	184	425	609	(162)	79	66	(2)	590	-	590
Profit before income tax expense	5,290	1,543	6,833	(519)	1,324	537	326	8,501	-	8,501
Income tax (expense)/benefit[2]	(1,583)	(466)	(2,049)	(14)	(376)	(373)	(226)	(3,038)	-	(3,038)
Net profit attributable to NCI	-	-	-	-	-	(2)	(3)	(5)	-	(5)
Net profit attributable to owners of WBC	3,707	1,077	4,784	(533)	948	162	97	5,458	-	5,458
Notable Items (post-tax)[2]	(105)	85	(20)	(991)	(54)	(540)	110	(1,495)
Balance sheet
Loans[3]	462,699	78,385	541,084	67,749	88,409	12,550	(8)	709,784
Deposits and other borrowings	266,445	128,550	394,995	99,349	75,756	8,744	48,111	626,955

Notable Items after tax

$m	2023	2022	2021

Economic hedges	(92)	470	138
Hedge ineffectiveness	66	(52)	(32)
Provisions for remediation, litigation, fines and penalties	(176)	(133)	(448)
Asset sales and revaluations	256	(876)	11
The write-down of assets	(87)	(283)	(1,164)
Restructuring costs	(140)	-	-
Total Notable Items after tax	(173)	(874)	(1,495)

1.	Impairment of assets (including goodwill and other intangible assets) was insignificant for all segments except for the following:

- Specialist Businesses: 2023: nil (2022: $167 million, 2021: $141 million);

- Group Businesses: 2023: $35 million (2022: $166 million, 2021: $6 million); and

- Westpac Institutional Bank: 2023: nil (2022: nil, 2021: $1,192 million).

2.	The tax impact of Notable Items reduced income tax (expense)/benefit of $184 million in 2023 (2022: $46 million, 2021: $57 million).
3.	Specialist Businesses excludes balances presented as held for sale.

Note 2. Segment reporting (continued)

Revenue from products and services

Details of revenue from external customers by product or service are disclosed in Notes 3 and 4. No single customer amounted to greater than 10% of the Group’s revenue.

Geographic segments

Geographic segments are based on the location of the office where the following items were recognised:

	2023		2022		2021
	$m	%	$m	%	$m	%
Revenue
Australia	40,222	85.4	20,198	78.6	22,788	85.5
New Zealand	5,053	10.7	5,010	19.5	3,509	13.2
Other overseas[1]	1,805	3.9	488	1.9	345	1.3
Total	47,080	100.0	25,696	100.0	26,642	100.0
Non-current assets[2]
Australia	11,782	89.7	11,606	91.0	11,825	91.2
New Zealand	1,282	9.8	1,088	8.5	1,082	8.3
Other overseas[1]	67	0.5	62	0.5	55	0.5
Total	13,131	100.0	12,756	100.0	12,962	100.0

1.	Other overseas included Pacific Islands, Asia, the Americas and Europe.
2.	Non-current assets represents property and equipment, and intangible assets.